Short-Term Borrowings and Long-Term Debt - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
Redemption of unsecured corporate bonds	¥ 82,181	¥ 171,879	¥ 180,075
Unsecured corporate bonds issued	60,000
Interest costs related to short-term borrowings and long-term debt	3,916	4,356	6,709
Unsecured Corporate Bonds
Debt Disclosure [Line Items]
Redemption of unsecured corporate bonds	60,000
Unsecured corporate bonds issued	¥ 60,000
Interest rates per annum	0.20%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018